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                              PROSPECTUS SUPPLEMENT

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      ING LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT B

                                        AND

         ING INSURANCE COMPANY OF AMERICA AND ITS VARIABLE ANNUITY ACCOUNT I

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   SUPPLEMENT DATED AUGUST 18, 2004 TO YOUR CURRENT VARIABLE ANNUITY PRODUCT
                                   PROSPECTUS

This supplement updates certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your product prospectus for future reference.

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                          NOTICE OF FUND SUBSTITUTIONS

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ING Life Insurance and Annuity Company and ING Insurance Company of America, as applicable, (the "Company" or "Companies") and their Variable Annuity Account B and Variable Annuity Account I, respectively (the "Variable Account" or "Variable Accounts"), have filed an application with the Securities and Exchange Commission to permit certain funds in which the sub-accounts of the Variable Accounts invest (the "Replaced Funds") to be replaced with certain other funds (the "Substitute Funds").

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REASONS FOR THE SUBSTITUTION. The principal purposes of the substitutions are as follows:
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o IMPLEMENT BUSINESS PLAN. The substitutions are part of an overall business plan to provide a more streamlined, standardized, simplified and consolidated current array of funds available through the Companies' products.

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o REDUCED COSTS AND GREATER INFLUENCE. Including too many different funds with different investment advisers within the Companies' products makes those products more costly to administer. The Companies believe that making available affiliated funds managed by expert third party asset managers will lead to increased efficiencies, greater influence over the administrative aspects of the funds and reduced costs.

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o DUE DILIGENCE. The substitutions will allow the Companies to respond to concerns that they have identified in their due diligence review of the funds available through the products, including concerns related to changes in fund managers, performance and well-publicized investigations, claims and regulatory actions and the corresponding negative publicity.

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THE SUBSTITUTE FUNDS.

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Each of the Substitute Funds is a series of ING Partners, Inc. On August 13, 2004, the Board of Directors of ING Partners approved the creation of the ING Oppenheimer Strategic Bond Portfolio and changing each other Substitute Fund's sub-adviser, name and investment policies and reducing each other Substitute Fund's fees and expenses. These actions are necessary to meet the conditions of the substitutions and shall be effective prior to the effective date of the substitutions. The information about the Substitute Funds in this supplement reflects the actions as approved by the ING Partners Board of Directors.

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Not all of the Replaced Funds may be available through your variable annuity contract. Please refer to your product prospectus for the list of Replaced Funds available to you.

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                                Page 1 of 4                       September 2004

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The following funds are involved in the substitutions:

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                        REPLACED FUNDS                                                 SUBSTITUTE FUNDS

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Janus Aspen Balanced Portfolio - Institutional Shares           ING UBS U.S. Allocation Portfolio - Initial Class (to be
                                                                renamed the ING Van Kampen Equity and Income Portfolio -
                                                                Initial Class)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Janus Aspen Flexible Income Portfolio - Institutional Shares    ING Oppenheimer Strategic  Bond Portfolio - Initial  Class
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA - Non-Service Class          ING Oppenheimer Strategic  Bond Portfolio - Service  Class
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Janus Aspen Growth Portfolio - Institutional Shares             ING Alger Growth Portfolio - Initial Class (to be renamed the
                                                                ING American Century Select Portfolio - Initial Class)
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--------------------------------------------------------------- ---------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio - Institutional Shares     ING Alger Aggressive Growth Portfolio - Initial Class (to be
                                                                renamed the ING T. Rowe Price Diversified Mid-Cap Portfolio-
                                                                Initial Class)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Institutional Shares   ING MFS Global Growth Portfolio - Initial Class (to be
                                                                renamed the ING Oppenheimer Global Portfolio - Initial Class)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Non-Service Shares      ING MFS Global Growth Portfolio - Initial Class (to be
                                                                renamed the ING Oppenheimer Global Portfolio - Initial Class)
--------------------------------------------------------------- ---------------------------------------------------------------


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IMPORTANT INFORMATION ABOUT THE PROPOSED SUBSTITUTIONS.

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o Prior to the effective date of the substitutions you will receive another prospectus supplement which will indicate the effective date of the substitutions and reiterate your rights related to the substitutions. You will also receive a prospectus for each of the Substitute Funds.

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o Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to a sub-account which invests in a Replaced Fund to any other sub-account or the fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

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o On the effective date of the substitutions all amounts you have allocated to a sub-account which invests in a Replaced Fund will automatically be reallocated to the corresponding Substitute Fund. Thereafter, all future allocations directed to a sub-account which invested in a Replaced Fund will be automatically allocated to the corresponding Substitute Fund.

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o You will not incur any fees or charges or any tax liability because of the substitutions, and your contract value immediately before the substitutions will equal your contract value immediately after the substitutions.

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o The total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund. The fees and expenses of each Substitute Fund are more fully described below.

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o The investment objective and policies of each Substitute Fund are substantially the same as the investment objective and policies of the corresponding Replaced Fund. The investment objective of each Substitute Fund is more fully described below.

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                               Page 2 of 4                       September 2004

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SUBSTITUTE FUND FEES AND EXPENSES. The following table shows the investment advisory fees and other expenses charged annually by each of the Substitute Funds. The figures are a percentage of the average net assets of each fund as of the effective date of the substitutions as approved by the ING Partners Board of Directors. See the prospectuses for the Substitute Funds for more information concerning these fees and expenses.

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                                                                                                   FEES AND

                                                                                   TOTAL GROSS     EXPENSES       TOTAL NET

                                       MANAGEMENT    DISTRIBUTION      OTHER       ANNUAL FUND     WAIVED OR     ANNUAL FUND

             FUND NAME                    FEES       (12B-1) FEES     EXPENSES      EXPENSES      REIMBURSED       EXPENSES
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
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ING Van Kampen Equity and Income

Portfolio - Initial Class                 0.55%           --           0.02%          0.57%           --            0.57%
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ING Oppenheimer Strategic Bond

Portfolio - Initial Class                 0.50%           --           0.04%          0.54%           --            0.54%

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ING Oppenheimer Strategic Bond

Portfolio - Service Class                 0.50%           --           0.29%1         0.79%          0.04%          0.75%2
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ING American Century Select

Portfolio - Initial Class                 0.64%           --           0.02%          0.66%           --            0.66%

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ING T. Rowe Price Diversified

MidCap Growth Portfolio - Initial         0.64%           --           0.02%          0.66%           --            0.66%
Class
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ING Oppenheimer Global Portfolio -

Initial Class                             0.60%           --           0.06%          0.66%           --            0.66%
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1 Included in Other Expenses is a shareholder services fee of 0.25% of the average daily net assets of Service Class and Adviser Class Shares to compensate insurance companies, broker dealers or other financial intermediaries that provide administrative services relating to the Service Class and Adviser Class Shares and their shareholders.

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2 The Fund's Adviser has contractually agreed to waive a portion of its service fees and/or reimburse service related expenses so that the Net Annual Expenses shall not exceed 0.75% (for Service Class shares) and 1.00% (for Adviser Class shares) for at least two years from the Effective Date of the Substitution.

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Certain of the sub-advisers for the Substitute Funds have voluntarily agreed to pay for or reimburse the Companies or their affiliates for certain printing, mailing, transaction and/or transition costs associated with the substitutions. These payments are not disclosed in the Fund Fees and Expenses Table above, and they do not increase directly or indirectly the fees and expenses you will pay as a consequence of the substitutions.

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                               Page 3 of 4                       September 2004

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SUBSTITUTE FUND INVESTMENT ADVISERS/SUB-ADVISERS AND INVESTMENT OBJECTIVES. The following table lists the investment advisers and subadvisers and information regarding the investment objectives of the Substitute Funds. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund.

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                                                       INVESTMENT ADVISER/

               FUND NAME                                  SUBADVISER                             INVESTMENT OBJECTIVE

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ING Van Kampen Equity and Income         Investment Adviser:                            Seeks total return, consisting of
                                         -------------------
Portfolio                                ING Life Insurance and Annuity Company         long-term capital appreciation and
                                         Sub-adviser:                                   current income.
                                         -----------
                                         Morgan Stanley Investment Management Inc.

                                         (doing business as Van Kampen)

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ING Oppenheimer Strategic Bond           Investment Adviser:                            Seeks a high level of current income
                                         -------------------
Portfolio                                ING Life Insurance and Annuity Company         principally derived from interest on
                                         Sub-adviser:                                   debt securities.
                                         -----------
                                         OppenheimerFunds, Inc.

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ING American Century Select Portfolio    Investment Adviser:                            Seeks long-term capital growth.
                                         -------------------
                                         ING Life Insurance and Annuity Company

                                         Sub-adviser:

                                         American Century Investment Management, Inc.

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ING T. Rowe Price Diversified Mid-Cap    Investment Adviser:                            Seeks long-term capital
                                         -------------------
Portfolio                                ING Life Insurance and Annuity Company         appreciation.
                                                                               -
                                         Subadviser:
                                         ----------
                                         T. Rowe Price Associates, Inc.
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ING Oppenheimer Global Portfolio         Investment Adviser:                            Seeks capital appreciation.
                                         ------------------
                                         ING Life Insurance and Annuity Company

                                         Subadviser:

                                         OppenheimerFunds, Inc.

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                               Page 4 of 4                       September 2004